Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$705,845.15

Principal:
Principal Collections	$8,231,335.82
Prepayments in Full	$4,086,263.23
Liquidation Proceeds	$125,371.73
Recoveries	$43,864.22
Sub Total	$12,486,835.00
Collections	$13,192,680.15

Purchase Amounts:
Purchase Amounts Related to Principal	$311,648.06
Purchase Amounts Related to Interest	$1,670.56
Sub Total	$313,318.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,505,998.77

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$13,505,998.77
Servicing Fee	$150,057.76	$150,057.76	$0.00	$0.00	$13,355,941.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,355,941.01
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,355,941.01
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,355,941.01
Interest - Class A-4 Notes	$157,020.85	$157,020.85	$0.00	$0.00	$13,198,920.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,198,920.16
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$13,120,664.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,120,664.74
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$13,063,241.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,063,241.41
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$12,991,016.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,991,016.41
Regular Principal Payment	$11,489,274.22	$11,489,274.22	$0.00	$0.00	$1,501,742.19
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,501,742.19
Residuel Released to Depositor	$0.00	$1,501,742.19	$0.00	$0.00	$0.00
Total		$13,505,998.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,489,274.22
Total					$11,489,274.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,489,274.22	$79.46	$157,020.85	$1.09	$11,646,295.07	$80.55
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$11,489,274.22	$10.54	$364,924.60	$0.33	$11,854,198.82	$10.87

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$87,639,542.47	0.6060826	$76,150,268.25	0.5266270
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$162,489,542.47	0.1490388	$151,000,268.25	0.1385006

Pool Information
Weighted Average APR	4.522%	4.521%
Weighted Average Remaining Term	25.14	24.34
Number of Receivables Outstanding	18,372	17,577
Pool Balance	$180,069,307.74	$167,233,982.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$162,489,542.47	$151,000,268.25
Pool Factor	0.1500578	0.1393617

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$16,233,713.77
Targeted Overcollateralization Amount	$16,233,713.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,233,713.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	40

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		95	$80,706.88
(Recoveries)		108	$43,864.22
Net Losses for Current Collection Period			$36,842.66
Cumulative Net Losses Last Collection Period			$8,383,500.01
Cumulative Net Losses for all Collection Periods			$8,420,342.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.25%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.42%	503	$5,725,239.70
61-90 Days Delinquent	0.32%	44	$529,368.97
91-120 Days Delinquent	0.11%	15	$188,122.46
Over 120 Days Delinquent	0.50%	64	$839,873.09
Total Delinquent Receivables	4.35%	626	$7,282,604.22

Repossession Inventory:
Repossessed in the Current Collection Period		18	$233,643.53
Total Repossessed Inventory		22	$313,294.99

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1465%
Preceding Collection Period			0.5259%
Current Collection Period			0.2546%
Three Month Average			0.3090%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6466%
Preceding Collection Period			0.6586%
Current Collection Period			0.6998%
Three Month Average			0.6683%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer